Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2021	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ 10.7
Nominal loan exposure		1,569.8	$ 1,569.8
Other operating income (expense)	[1]		(52.4)	$ 20.6	$ 23.5
Cash and cash equivalents	[1]	371.6	371.6	320.1	$ 302.7		$ 386.2
Financial assets		689.8	689.8	677.3
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 0.0	0.0
Term Loan B One [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal loan exposure						$ 1,350.0
Hedging instrument [member]
Disclosure of detailed information about financial instruments [line items]
Other operating income (expense)			$ 0.3	$ 3.8
Interest rate cap [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input liabilities		100.00%	100.00%
Currency risk [member] | Other FX forwards [member]
Disclosure of detailed information about financial instruments [line items]
Credit derivative, nominal amount		$ 65.2	$ 65.2
Currency risk [member] | Other Forwards And Collar Option [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedge accounting		0.0	0.0
Currency risk [member] | EURUSD FX [Member]
Disclosure of detailed information about financial instruments [line items]
Credit derivative, nominal amount		388.3	388.3
Local lines of credit [member]
Disclosure of detailed information about financial instruments [line items]
Nominal loan exposure		$ 4.7	4.7
Holdco Notes And Six Point Two Five Percent Opco Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Write off of deferred debt issuance costs			54.7
New Senior Secured Term Loan [Member] | Term Loan B One [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage points increase in the interest rate		100.00%
Impact of perentage points increase in the interest rate on interest expense per quarter			$ 4.0
New Senior Secured Term Loan [Member] | Term Loan B One [Member] | LIBOR Floor [Member]
Disclosure of detailed information about financial instruments [line items]
Basis Spread on Variable Rate		0.50%	0.50%			0.50%

[1]	The notes are an integral part of these consolidated financial statements.